Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net.
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Agency contract rights (1)	218,806,605	218,974,843
Licensed copyrights of content	55,377,358	55,377,358
Brand name	37,723,300	41,207,663
Software	18,684,575	21,063,281
Platform	9,245,907	10,099,917
License for Online Transmission of Audio/Video Programs	7,988,748	7,988,748
Others	5,760,599	5,760,599
Total of gross carrying amount	353,587,092	360,472,409
Less: accumulated amortization
Agency contract rights	(159,504,274)	(179,904,671)
Licensed copyrights of content	(4,721,697)	(32,485,850)
Brand name	(12,102,892)	(17,341,557)
Software	(5,868,964)	(11,184,034)
Platform	(6,088,430)	(8,670,779)
Others	(3,760,443)	(4,162,083)
Total of accumulated amortization	(192,046,700)	(253,748,974)
Intangible assets, net	161,540,392	106,723,435
(1)	The agency contract rights, which represent prepayment of cooperation costs to top streamers, acquired during the years ended December 31, 2021 and 2022 are RMB24,485,849 and RMB15,136,791, respectively, with weighted average amortization period of 2.1 years and 3 years.

Schedule of future amortization expense

Future
amortization
expenses
RMB
2023	61,875,926
2024	17,571,505
2025	5,678,820
2026	4,485,262
2027 and thereafter	9,123,174
Total	98,734,687

Schedule of weighted average amortization periods of intangible assets

As of December 31,
	2021	2022
Brand name	10 years	10 years
Agency contract rights	3.3 years	3.6 years
Platform	5 years	5 years
Software	3.6 years	3.5 years
Others	3.2 years	3.2 years